Net Income (Loss) per Share - Additional Information (Detail) (Options [Member])	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	2,600,000	4,500,000	1,674,112	6,366,932